DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($) Integer
IfrsStatementLineItems [Line Items]
Directors’ salaries	$ 1,493,081	$ 2,039,447	$ 1,204,285
Wages and salaries	605,193	612,076	548,328
Social security costs	13,936	11,386	151,967
Recruitment costs			13,750
Total employee benefits expense	$ 2,112,210	$ 2,662,909	$ 1,918,330
Total number of employees | Integer	5	7	8
Research and development [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	2	2	2
Corporate and administration [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	3	5	6